Prepayment and Other Assets - Summary of Detailed Information About Prepayments and Other Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Current prepayments and current accrued income other than current contract assets [abstract]
Prepayment, current	$ 2,973	$ 1,230
Goods and services tax receivable, net	636	18
Deposits, current	215	175
Other current assets	617	223
Prepayment and other current assets	4,441	1,646
Prepayment, non-current	118	10
Deferred offering costs		981
Deposits, non-current	188	336
Prepayment and other non-current assets	$ 306	$ 1,327